UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):      |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Integre Advisors
Address: 277 Park Avenue 49th Floor
         New York, NY 10172

13F File Number: ____________

The institutional investmept that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J Marrone
Title: Director
Phone: (212)838-2300

Signature,                                Place,               Date of Signing:

/s/   Michael J Marrone          277 Park Ave, NY, NY 10172       02-13-2008
---------------------------      --------------------------   ------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EAGLE OUTFITTERS INC  COM              02553e106     1165    56072 SH       SOLE                    34822    21250
AMERICAN MEDICAL SYSTEMS HOLDI COM              02744m108     6379   441126 SH       SOLE                   176452    54625   211071
AMERIPRISE FINANCIAL           COM              03076C106     1721    31234 SH       SOLE                    18611    12623
ARUZE CORP                     COM              j0204h106      599    16000 SH       SOLE                     3000    13000
ASE TEST, LIMITED              COM              Y02516105     1948   137310 SH       SOLE                    82310    55000
                                                                 1      100 SH       OTHER                                       100
AVIS BUDGET GROUP INC          COM              053774105    14370  1105385 SH       SOLE                   279479    65334   762624
                                                                12      950 SH       OTHER                                       950
BIOPURE CORP CL A              COM              09065H402        6    10000 SH       OTHER                                     10000
BROADRIDGE FINL SOLUTIONS INC  COM              11133T103    11864   528951 SH       SOLE                   197465    64771   268174
                                                                 2      100 SH       OTHER                                       100
CACI INTERNATIONAL INC         COM              127190304     7886   176137 SH       SOLE                    55625     2667   118416
CANADIAN NATURAL RESOURCES LTD COM              136385101     2174    29727 SH       SOLE                    17498    12229
                                                                15      200 SH       OTHER                                       200
CHINACAST EDUCATION            COM              16946T109      292    42700 SH       SOLE                    35200     7500
COCA-COLA CO USD               COM              191216100     4895    79763 SH       SOLE                    42749             37547
CONOCOPHILLIPS                 COM              20825C104     7324    82948 SH       SOLE                    43706    12000    27597
COVIDIEN LTD                   COM              G2552X108      887    20031 SH       SOLE                    20000                31
                                                                 0        8 SH       OTHER                                         8
DYNEGY INC                     COM              26817G102     7343  1028414 SH       SOLE                   363475   119737   548157
EMC CORP-MASS                  COM              268648102      418    22550 SH       SOLE                    12550    10000
FISERV INC                     COM              337738108     3553    64021 SH       SOLE                    31848     1407    31178
GENERAL ELECTRIC CO            COM              369604103     3924   105862 SH       SOLE                    56665             49926
HARLEY DAVIDSON INC            COM              412822108    10000   214088 SH       SOLE                    69999     2895   141954
HERCULES OFFSHORE              COM              427093109     1309    55037 SH       SOLE                    38938    16099
HERTZ GLOBAL HOLDINGS          COM              42805t105      826    52000 SH       SOLE                                      52000
HOSPIRA INC COM                COM              441060100    15566   365048 SH       SOLE                    58312     2424   304924
INVENTIV HEALTH, INC.          COM              46122e105     4256   137466 SH       SOLE                    43308     1783    92828
JACKSON HEWITT TAX SVC INC COM COM              468202106    18833   593181 SH       SOLE                   140601    35141   418431
                                                                 7      222 SH       OTHER                                       222
KRAFT FOODS INC                COM              50075N104     4062   124496 SH       SOLE                    55816    23020    46451
MEDTRONIC INC                  COM              585055106     2681    53335 SH       SOLE                    30835    22500
MERRILL LYNCH & CO INC         COM              590188108     4020    74883 SH       SOLE                    28621     9402    37047
MICROSTRATEGY INC              COM              594972408    12815   134749 SH       SOLE                    29223     1196   104330
NABORS INDUSTRIES LTD          COM              G6359F103     1071    39118 SH       SOLE                    28367    10751
NORTHWESTERN CORP              COM              668074305      251     8500 SH       SOLE                     8500
OCCIDENTAL PETROLEUM CORP      COM              674599105      729     9470 SH       SOLE                     5670     3800
SHOTPAK, INC                   COM              825360100        1    10000 SH       OTHER                                     10000
STANDARD & POORS DEPOSITARY RE COM              78462f103     3828    26181 SH       SOLE                      181    26000
STATE STREET CORP              COM              857477103     2395    29490 SH       SOLE                    16890    12600
SYMANTEC CORP                  COM              871503108     7605   471171 SH       SOLE                   145389    46927   280261
                                                                 2      100 SH       OTHER                                       100
TRIARC COS CL B                COM              895927309      106    12100 SH       SOLE                    12100
UNILEVER N V NEW YORK SHS NEW  COM              904784709     4527   124171 SH       SOLE                    62332     2833    59835
VERIFONE HOLDINGS, INC.        COM              92342y109     8907   383101 SH       SOLE                   112925    24556   246771
WALGREEN CO.                   COM              931422109     3798    99742 SH       SOLE                    50602     1906    47901
WESTERN UNION CO               COM              959802109     9551   393379 SH       SOLE                   126551     6430   261732
WESTERNZAGROS RESOURCES        COM              960008100       97    40603 SH       SOLE                    40603